S000000878 [Member] Expense Example - Wasatch Small Cap Value Fund	Sep. 30, 2025 USD ($)
Investor Class shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 119
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,420
Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	336
Expense Example, with Redemption, 5 Years	584
Expense Example, with Redemption, 10 Years	$ 1,293